Inventories (Details) - Schedule of Inventories	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Inventories [Abstract]
Raw materials	RM 6,641,985	$ 1,408,483	RM 9,824,097
Work-in-progress	384,463	81,528	1,148,881
Finished goods	2,027,588	429,966	2,104,709
Goods-in-transit	711,981	150,981	653,730
Packaging materials	21,958	4,656	22,055
Inventories	RM 9,787,975	$ 2,075,614	RM 13,753,472